Net Loss Attributable to Common Shareholders - Schedule of antidilutive securities excluded from earnings per share computation (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	6,785,020	542	1,509
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	1,355,775	0	0
Private warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	6,970,000	0	0
Convertible Note Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	23,614,425	0	0